Leases - Maturities of Lease Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 59,841	£ 68,143
Lease liabilities included in the balance sheet	55,897	63,685		£ 53,365
Current	11,898	13,543	[1]	11,132	[1]
Non-current	43,999	50,142	[1]	42,233	[1]
Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	59,759	67,968
Lease liabilities included in the balance sheet	55,816	63,510		53,365
Current	11,846	13,446
Non-current	43,970	50,064
Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	82	175
Lease liabilities included in the balance sheet	81	175		£ 0
Current	52	97
Non-current	29	78
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	11,898	13,543
Less than 1 year | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	11,846	13,446
Less than 1 year | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	52	97
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	33,233	35,947
1 to 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	33,203	35,869
1 to 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	30	78
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,710	18,653
More than 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,710	18,653
More than 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 0	£ 0

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).